Share-based compensation expenses - Restriction of Ordinary Shares Held by Founders (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 09, 2012 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Sep. 25, 2017 $ / shares	Jun. 01, 2017 $ / shares shares	Feb. 21, 2012 $ / shares shares
Restriction of ordinary shares held by founders
Ordinary shares issued (in shares)									1
Par value of a share (in dollar per share) | $ / shares								$ 0.0001	$ 0.0001
Additional disclosures
Share-based compensation expenses		$ 16,563	¥ 107,766
Founders
Restriction of ordinary shares held by founders
Ordinary shares issued (in shares)										119,692,080
Par value of a share (in dollar per share) | $ / shares										$ 0.0001
Founders | Restricted shares
Restriction of ordinary shares held by founders
Ordinary shares reserved for restricted stock (in shares)	119,692,080
Vesting period (in years)	4 years
Number of shares
Unvested at the beginning of the period (in shares)		0	0			17,026,510	17,026,510
Vested (in shares)						(17,026,510)	(17,026,510)
Unvested at the end of the period (in shares)		0	0	0	0
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share) | $ / shares						$ 0.06
Vested (in dollars per share) | $ / shares						$ 0.06
Additional disclosures
Total fair value of Restricted Founders' Shares vested | $				$ 0		$ 12,037
Total intrinsic value of Restricted Founders' Shares vested | $		$ 0		0		$ 12,037
Share-based compensation expenses | ¥			¥ 0		¥ 0		¥ 664
Unrecognized share-based compensation expense related to awards other than options | $		$ 0		$ 0
Founders | Restricted shares | First anniversary
Restriction of ordinary shares held by founders
Vesting rights (as a percentage)	25.00%
Founders | Restricted shares | Monthly basis for the remaining vesting period
Restriction of ordinary shares held by founders
Vesting rights (as a percentage)	2.00%